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Class A, Class C and Investor Class | Meridian Small Cap Growth Fund
FUND SUMMARYMERIDIAN SMALL CAP GROWTH FUND
Investment Objective
The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Investor Class - Meridian Small Cap Growth Fund		Class A Shares	Class C Shares	Investor Class Shares [2]
Maximum Sales Charge (Load) on Purchases	[1]	5.75%	none	none
Maximum Deferred Sales Charge (Load)	[1]	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	[1]	2.00%	none	2.00%
[1]	As of the date of this prospectus, Class A, Class C and Investor Class shares of the Meridian Small Cap Growth Fund are no longer offered to the public, except in limited circumstances.
[2]	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the tables or examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Investor Class - Meridian Small Cap Growth Fund		Class A Shares	Class C Shares	Investor Class Shares
Management Fees	[1]	1.00%	1.00%	1.00%	[2]
Distribution (Rule 12b-1) Fees	[1]	0.25%	1.00%	none	[2]
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	[2]
Other Expenses	[1]	0.24%	0.18%	0.29%	[2]
Total Annual Fund Operating Expenses	[1],[3]	1.50%	2.19%	1.30%	[2]
Fee Waivers and/or Expense Reimbursements and Recoupment					[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment	[1],[2],[4],[5]	1.50%	2.19%	1.30%
[1]	As of the date of this prospectus, Class A, Class C and Investor Class shares of the Meridian Small Cap Growth Fund are no longer offered to the public, except in limited circumstances.
[2]	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares, which are not reflected in the tables or examples below.
[3]	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
[5]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.25% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in this prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Investor Class - Meridian Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	719	1,022	1,346	2,263
Class C Shares	322	685	1,175	2,524
Investor Class Shares	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - Class A, Class C and Investor Class - Meridian Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	719	1,022	1,346	2,263
Class C Shares	222	685	1,175	2,524
Investor Class Shares	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in highertaxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2020, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000
®
Growth Index or the S&P SmallCap 600
®
Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2020, the market capitalization of the companies in these indices ranged from approximately $50 million to $11 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.
The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies.

Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk
— Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
Small Company Risk
— Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Growth Securities Risk
— Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investment Strategy Risk
— The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk
— The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk
— The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk
— The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and the health care sector and, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.
The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.
The Fund’s Benchmark is the Russell 2000
®
Growth Index. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 13.20% (for the quarter ended March 31, 2019); and the lowest quarterly return was
–
16.68% (for the quarter ended December 31, 2018).
For the period January 1, 2020 through September 30, 2020, the total return of the Fund’s Investor Class shares was (0.50)%.

Average Annual Total Returns (For the year ended December 31, 2019)
Average Annual Total Returns - Class A, Class C and Investor Class - Meridian Small Cap Growth Fund		1 Year	5 Years	Life of Class	Inception Date
Investor Class Shares		18.92%	10.55%	12.85%	Dec. 16, 2013
Return After Taxes on Distributions | Investor Class Shares		17.24%	8.98%	11.33%	Dec. 16, 2013
Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares	[1]	12.17%	7.86%	9.83%	Dec. 16, 2013
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)		28.48%	9.34%	9.41%	Dec. 16, 2013
[1]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.